Income Tax - Additional Information (Detail) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax benefit (expense)	$ 1,900,000	$ 0		$ 3,400,000	$ 0	$ (309,000)	$ (800)
Pre-tax loss	(1,600,000)	$ (27,400,000)	$ (14,100,000)	(24,200,000)	$ (29,600,000)	$ 317,853	$ (342)
Effective income tax rate			24.10%			97.20%	(233.90%)
Net deferred tax liabilities related to property and equipment assets and other temporary items	$ 15,600,000		$ 15,600,000	$ 15,600,000